Notes to the consolidated statements of cash flows - Financing activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	€ 79,148	€ 15,810
Cash flows		67,979
Reclassification	(126)	(7,604)
Disposals	(43)
New leases	19,310	153
Accrued interest	10,826	2,733
Interest paid	(5,640)
Foreign Exchange Movements	(316)	77
Changes from financing cash flows	(47,885)
Ending balance	55,275	79,148
Convertible loans (Note 12)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	65,018
Cash flows	(69,889)	69,889
Reclassification	(126)	(7,604)
Accrued interest	10,637	2,733
Interest paid	(5,640)
Ending balance		65,018
EIB loan (Note 12)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash flows	25,000
Accrued interest	189
Ending balance	25,189
Lease liabilities (Note 4.2)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	14,130	15,810
Cash flows	(2,996)	(1,910)
Disposals	(43)
New leases	19,310	153
Foreign Exchange Movements	(316)	77
Ending balance	€ 30,086	€ 14,130